Note 16 - Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Cash and Cash Equivalents [Text Block]
(US dollars in thousands)	2018	2017	2016
Cash at bank and in hand	1,939	10,970	28

Disclosure of credit risk exposure [text block]
(US dollars in thousands)	2018	2017	2016
A-1+	830	2,341	-
A-1	969	8,161	-
A-2	140	468	-
Total	1,939	10,970	-